Shareholder Fees	Mar. 02, 2026 USD ($)
Disciplined Value Series Class S
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Disciplined Value Series Class I
Prospectus [Line Items]
Shareholder Fee, Other	0
Disciplined Value Series Class W
Prospectus [Line Items]
Shareholder Fee, Other	0
Disciplined Value Series Class Z
Prospectus [Line Items]
Shareholder Fee, Other	$ 0